Financial instruments and risk management (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Accounts payable	$ 5,867,495	$ 3,180,208
Line of credit	1,036,516	0
Players liability account	47,465	0
Convertible debt	5,095,175	$ 0
Later than one year [member]
Statement [Line Items]
Accounts payable	0
Accrued liabilities	0
Line of credit	0
Players liability account	0
Convertible debt	1,500,844
Not later than one year [member]
Statement [Line Items]
Accounts payable	20,219,131
Accrued liabilities	5,867,495
Line of credit	1,036,516
Players liability account	47,465
Convertible debt	5,095,175
Equal than one year [member]
Statement [Line Items]
Accounts payable	0
Accrued liabilities	0
Line of credit	0
Players liability account	0
Convertible debt	$ 0